GOING CONCERN ISSUES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (71,153)		$ (71,153)		$ (60,222)	$ (48,814)
Net loss	$ (4,609)	$ (2,410)	$ (10,931)	$ (8,053)	$ (11,408)	$ (23,115)